SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE PURCHASE WARRANTS
Schedule share purchase warrants liability

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2022	55,006,475	$—
Expiry of share purchase warrants	(55,006,475)	—
Balance-December 31, 2023	—	$—